Net trading income (Tables)	12 Months Ended
Dec. 31, 2025
Trading income (expense) [abstract]
Disclosure of net trading income

	2025	2024	2023
	£m	£m	£m
Net gains on financial instruments held for trading	5,054	4,038	4,257
Net gains on financial instruments mandatorily at fair value	1,327	1,201	1,308
Net gains on financial instruments designated at fair value	661	529	380
Net trading income	7,042	5,768	5,945